Rationalization Of Operations (Tables)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Rationalization Of Operations [Abstract]
Schedule Of Change In Liability For Rationalization Of Operations

	2010	EXPENSE	PAID / UTILIZED	2011
Severance and benefits	$57	17	50	24
Lease and other contract terminations	8	3	8	3
Fixed asset write-downs	-	12	12	-
Vacant facility and other shutdown costs	4	11	13	2
Start-up and moving costs	-	38	37	1
Total	$69	81	120	30

	2009	EXPENSE	PAID / UTILIZED	2010
Severance and benefits	$112	73	128	57
Lease and other contract terminations	7	9	8	8
Fixed asset write-downs	-	9	9	-
Vacant facility and other shutdown costs	2	14	12	4
Start-up and moving costs	1	21	22	-
Total	$122	126	179	69

Schedule Of Rationalization Of Operations By Segment

	2009	2010	2011
Process Management	$55	35	11
Industrial Automation	47	48	32
Network Power	118	25	20
Climate Technologies	48	13	11
Tools and Storage	16	5	7
Total	$284	126	81